SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of New Accounting Pronouncements and Changes in Accounting Principles) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable	$ 60,950	$ 66,884
Deferred revenue	(163,346)
Accrued expenses and other liabilities	131,268	158,799
Other non-current liabilities	153,095	146,053
Revenue from Contract with Customer, Excluding Assessed Tax	303,016
Cost of services	(58,570)	(174,599)	$ (687,184)
Operating income	39,803	42,192	(151,446)
Net loss	$ (114,909)	$ 21,704	$ (169,635)
Loss per share for Class A and Class B ordinary shares
Basic and Diluted	$ (1,290)
E-commerce services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 15,384
Marketing services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	119,680
Listing services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	113,534
Financial services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	18,060
Value-added services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	36,358
Adjustments [Member]
Accounts receivable	379
Deferred revenue	(11,633)
Accrued expenses and other liabilities	9,701
Other non-current liabilities	555
Revenue from Contract with Customer, Excluding Assessed Tax	19,346
Cost of services	(18,117)
Operating income	1,229
Net loss	$ 1,229
Loss per share for Class A and Class B ordinary shares
Basic and Diluted	$ 10
Adjustments [Member] | E-commerce services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 928
Adjustments [Member] | Marketing services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	8,740
Adjustments [Member] | Listing services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	5,717
Adjustments [Member] | Financial services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	1,068
Adjustments [Member] | Value-added services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	2,893
Amounts without adoption of ASC 606 [Member]
Accounts receivable	61,329
Deferred revenue	(174,979)
Accrued expenses and other liabilities	(121,567)
Other non-current liabilities	(152,540)
Revenue from Contract with Customer, Excluding Assessed Tax	322,362
Cost of services	(76,687)
Operating income	41,032
Net loss	$ (113,680)
Loss per share for Class A and Class B ordinary shares
Basic and Diluted	$ (1,280)
Amounts without adoption of ASC 606 [Member] | E-commerce services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 16,312
Amounts without adoption of ASC 606 [Member] | Marketing services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	128,420
Amounts without adoption of ASC 606 [Member] | Listing services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	119,251
Amounts without adoption of ASC 606 [Member] | Financial services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	19,128
Amounts without adoption of ASC 606 [Member] | Value-added services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 39,251